ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES
ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES

1. ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES

Organization and Nature of Business

Desktop Metal, Inc. is a Delaware corporation headquartered in Burlington, Massachusetts. The company was founded in 2015 with the mission of accelerating the transformation of manufacturing with an expansive portfolio of 3D printing solutions focused on the production of end-use parts. The Company designs, produces and distributes additive manufacturing solutions comprising hardware, software, materials, and services to businesses across a variety of end markets.

On December 9, 2020 (the “Closing Date”), Trine Acquisition Corp. (“Trine”) consummated the previously announced merger pursuant to the Agreement and Plan of Merger, dated August 26, 2020, by and among Trine, Desktop Metal, Inc. and Sparrow Merger Sub, Inc., pursuant to which Sparrow Merger Sub, Inc. merged with and into Desktop Metal, Inc., with Desktop Metal, Inc. becoming our wholly owned subsidiary (the “Business Combination”). Upon the closing of the Business Combination, Trine changed its name to Desktop Metal, Inc. and Desktop Metal, Inc. changed its name to Desktop Metal Operating, Inc.

Unless otherwise indicated or the context otherwise requires, references in this Quarterly Report on Form 10-Q to the “Company” and “Desktop Metal” refer to the consolidated operations of Desktop Metal, Inc. and its subsidiaries. References to “Trine” refer to the company prior to the consummation of the Business Combination and references to “Legacy Desktop Metal” refer to Desktop Metal Operating, Inc. prior to the consummation of the Business Combination.

Legacy Desktop Metal was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. This determination was primarily based on Legacy Desktop Metal’s stockholders prior to the Business Combination having a majority of the voting power in the combined company, Legacy Desktop Metal having the ability to appoint a majority of the Board of Directors of the combined company, Legacy Desktop Metal’s existing management comprising the senior management of the combined company, Legacy Desktop Metal comprising the ongoing operations of the combined company, Legacy Desktop Metal being the larger entity based on historical revenues and business operations, and the combined company assuming Legacy Desktop Metal’s name. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Desktop Metal issuing stock for the net assets of Trine, accompanied by a recapitalization. The net assets of Trine are stated at historical cost, with no goodwill or other intangible assets recorded.

While Trine was the legal acquirer in the Business Combination, because Legacy Desktop Metal was deemed the accounting acquirer, the historical financial statements of Legacy Desktop Metal became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy Desktop Metal prior to the Business Combination; (ii) the combined results of Trine and Legacy Desktop Metal following the close of the Business Combination; (iii) the assets and liabilities of Legacy Desktop Metal at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Desktop Metal’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Desktop Metal convertible preferred stock and Legacy Desktop Metal common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of 1.22122 established in the Business Combination. Legacy Desktop Metal’s convertible preferred stock previously classified as mezzanine was retroactively adjusted, converted into Common Stock, and reclassified to permanent as a result of the reverse recapitalization.

Risks and Uncertainties

The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional funding, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology. The Company has financed its operations to date primarily with proceeds from the sale of preferred stock and the Business Combination. The Company’s long-term success is dependent upon its ability to successfully market its products and services; generate revenue; maintain or reduce its operating costs and expenses; meet its obligations; obtain additional capital when needed; and, ultimately, achieve profitable operations. Management believes that existing cash and investments as of March 31, 2021 will be sufficient to fund operating and capital expenditure requirements through at least twelve months from the date of issuance of these consolidated financial statements.

1. ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES

Organization and Nature of Business

Desktop Metal, Inc. is a Delaware corporation headquartered in Burlington, Massachusetts. The company was founded in 2015 and is accelerating the transformation of manufacturing with 3D printing solutions for engineers, designers, and manufacturers. The Company designs, produces and markets 3D printing systems to a variety of end customers.

On December 9, 2020 (the “Closing Date”), Trine Acquisition Corp. (“Trine”) consummated the previously announced merger pursuant to the Agreement and Plan of Merger, dated August 26, 2020, by and among Trine, Desktop Metal, Inc. and Sparrow Merger Sub, Inc., pursuant to which Sparrow Merger Sub, Inc. merged with and into Desktop Metal, Inc., with Desktop Metal, Inc. becoming our wholly owned subsidiary (the “Business Combination”). Upon the closing of the Business Combination, Trine changed its name to Desktop Metal, Inc. and Desktop Metal, Inc. changed its name to Desktop Metal Operating, Inc.

Unless otherwise indicated or the context otherwise requires, references in this Annual Report on Form 10-K/A to the “Company” and “Desktop Metal” refer to the consolidated operations of Desktop Metal, Inc. and its subsidiaries. References to “Trine” refer to the company prior to the consummation of the Business Combination and references to “Legacy Desktop Metal” refer to Desktop Metal Operating, Inc. prior to the consummation of the Business Combination.

Legacy Desktop Metal was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. This determination was primarily based on Legacy Desktop Metal’s stockholders prior to the Business Combination having a majority of the voting power in the combined company, Legacy Desktop Metal having the ability to appoint a majority of the Board of Directors of the combined company, Legacy Desktop Metal’s existing management comprising the senior management of the combined company, Legacy Desktop Metal comprising the ongoing operations of the combined company, Legacy Desktop Metal being the larger entity based on historical revenues and business operations, and the combined company assuming Legacy Desktop Metal’s name. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Desktop Metal issuing stock for the net assets of Trine, accompanied by a recapitalization. The net assets of Trine are stated at historical cost, with no goodwill or other intangible assets recorded.

While Trine was the legal acquirer in the Business Combination, because Legacy Desktop Metal was deemed the accounting acquirer, the historical financial statements of Legacy Desktop Metal became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy Desktop Metal prior to the Business Combination; (ii) the combined results of Trine and Legacy Desktop Metal following the close of the Business Combination; (iii) the assets and liabilities of Legacy Desktop Metal at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Desktop Metal’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Desktop Metal convertible preferred stock and Legacy Desktop Metal common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of 1.22122 established in the Business Combination. Legacy Desktop Metal’s convertible preferred stock previously classified as mezzanine was retroactively adjusted, converted into Common Stock, and reclassified to permanent as a result of the reverse recapitalization.

Risks and Uncertainties

The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional funding, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology. The Company has financed its operations to date primarily with proceeds from the sale of preferred stock and the Business Combination. The Company’s long-term success is dependent upon its ability to successfully market its products and services; generate revenue; maintain or reduce its operating costs and expenses; meet its obligations; obtain additional capital when needed; and, ultimately, achieve profitable operations. Management believes that existing cash and investments as of December 31, 2020 will be sufficient to fund operating and capital expenditure requirements through at least twelve months from the date of issuance of these consolidated financial statements.